MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.17

Client Name:
Client Project Name:	MFA 2024-NQM1
Start - End Dates:	8/12/2021 - 2/16/2024
Deal Loan Count:	242

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	2
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	25
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	4
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	7
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Insurance	CRDINSR5083	Insurance Policy deductible does not meet guidelines	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR239	Reduced appraisal form does not meet guidelines	1
Property Valuations	Value	PRVAVALU5249	Property Value Not Supported	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Total				58

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